Income Tax Benefit - Schedule of Temporary Difference Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Temporary Difference Deferred Tax Assets [Abstract]
Deductible temporary differences	$ 20,184,416	$ 21,676,130	$ 20,521,572